U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, ME 04101

July 10, 2020

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	U.S. Global Investors Funds (the “Trust“ or “Registrant“) File Nos. 002-35439 Pre-Effective Amendment No. 1 on Form N-14

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Pre-Effective Amendment No. 1 to the Registrant’s currently effective registration statement on Form N-14, including exhibits thereto (the “N-14 Registration Statement“). The N-14 Registration Statement relates to the reorganization of the All American Equity Fund, a series of the Trust, into the Global Luxury Goods Fund, a separate series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@apexfs.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett

Vice President and Secretary to the Registrant

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